Finance Lease Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Finance lease liabilities [Abstract]
Finance lease, interest expense	$ 2,537	$ 3,596	$ 10,866